Non-Current Financial Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Non-Current Financial Assets [Abstract]
Schedule of Fair Value Through Other Comprehensive Income	The change in fair value of the unlisted equity investment from December 31, 2024 to June 30, 2025 was insignificant.
June 30, 2025
(Unaudited)
US$

Equity investments designated at fair value through other comprehensive income
Unlisted equity investment, at fair value	600,000

Total	600,000
The change in fair value of the unlisted equity investment from the date of initial recognition to December 31, 2024 was insignificant.
2024
US$
Equity investments designated at fair value through other comprehensive income
Unlisted equity investment, at fair value	600,000

Total	600,000